UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4563

Oppenheimer Limited-Term Government Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 6/30/2017

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS June 30, 2017 Unaudited

	Principal Amount	Value
Asset-Backed Securities—5.3%
AmeriCredit Automobile Receivables Trust:
Series 2016-1, Cl. D, 3.59%, 2/8/22	$4,000,000	$4,087,186
Series 2017-2, Cl. D, 3.42%, 4/18/23	2,405,000	2,425,070
CarMax Auto Owner Trust:
Series 2016-3, Cl. D, 2.94%, 1/17/23	955,000	947,452
Series 2016-4, Cl. D, 2.91%, 4/17/23	2,150,000	2,127,498
Series 2017-1, Cl. D, 3.43%, 7/17/23	1,870,000	1,881,982
CCG Receivables Trust, Series 2017-1, Cl. B, 2.75%, 11/14/23[1]	1,810,000	1,806,382
Credit Acceptance Auto Loan Trust, Series 2014-2A, Cl. B, 2.67%, 9/15/22[1]	1,445,000	1,449,145
Drive Auto Receivables Trust:
Series 2016-BA, Cl. C, 3.19%, 7/15/22[1]	2,260,000	2,285,190
Series 2016-BA, Cl. D, 4.53%, 8/15/23[1]	3,000,000	3,074,464
Series 2016-CA, Cl. D, 4.18%, 3/15/24[1]	1,340,000	1,369,160
Series 2017-1, Cl. B, 2.36%, 3/15/21	1,215,000	1,214,844
Series 2017-AA, Cl. D, 4.16%, 5/15/24[1]	1,690,000	1,719,514
Series 2017-BA, Cl. D, 3.72%, 10/17/22[1]	1,790,000	1,802,330
DT Auto Owner Trust:
Series 2016-2A, Cl. C, 3.67%, 1/18/22[1]	3,015,000	3,047,393
Series 2017-1A, Cl. D, 3.55%, 11/15/22[1]	535,000	536,505
Series 2017-2A, Cl. D, 3.89%, 1/15/23[1]	1,165,000	1,173,343
Exeter Automobile Receivables Trust:
Series 2013-2A, Cl. D, 6.81%, 8/17/20[1]	940,000	963,319
Series 2014-2A, Cl. C, 3.26%, 12/16/19[1]	1,015,000	1,021,477
Flagship Credit Auto Trust, Series 2016-1, Cl. C, 6.22%, 6/15/22[1]	2,825,000	3,023,950
Navistar Financial Dealer Note Master Owner Trust II:
Series 2016-1, Cl. D, 4.516%, 9/27/21[1,2]	625,000	626,074
Series 2017-1, Cl. C, 3.439%, 6/27/22[1,2]	460,000	460,229
Series 2017-1, Cl. D, 4.789%, 6/27/22[1,2]	535,000	535,266
Santander Drive Auto Receivables Trust:
Series 2013-4, Cl. E, 4.67%, 1/15/20[1]	3,200,000	3,223,652
Series 2013-A, Cl. E, 4.71%, 1/15/21[1]	2,415,000	2,444,917
Series 2014-4, Cl. D, 3.10%, 11/16/20	1,675,000	1,700,516
Series 2015-3, Cl. D, 3.49%, 5/17/21	3,065,000	3,121,167
Series 2016-2, Cl. D, 3.39%, 4/15/22	3,000,000	3,043,747
Series 2017-1, Cl. D, 3.17%, 4/17/23	2,430,000	2,427,791
Series 2017-2, Cl. D, 3.49%, 7/17/23	2,255,000	2,257,544
SNAAC Auto Receivables Trust, Series 2014-1A, Cl. D, 2.88%, 1/15/20[1]	874,023	874,491
Total Asset-Backed Securities (Cost $56,430,015)		56,671,598
Mortgage-Backed Obligations—68.4%
Government Agency—52.1%
FHLMC/FNMA/FHLB/Sponsored—50.6%
Federal Home Loan Mortgage Corp. Gold Pool:
4.50%, 5/1/19	16,531	16,905
5.50%, 4/1/18-1/1/24	2,320,856	2,447,739

1        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal Home Loan Mortgage Corp. Gold Pool: (Continued)
6.00%, 5/1/18-10/1/29	$1,358,591	$1,538,194
6.50%, 4/1/18-4/1/34	1,293,569	1,437,236
7.00%, 10/1/31-10/1/37	676,409	773,264
7.50%, 1/1/32-9/1/33	2,416,066	2,874,988
8.50%, 3/1/31	29,493	33,724
9.00%, 8/1/22-5/1/25	31,671	34,109
Federal Home Loan Mortgage Corp. Non Gold Pool, 11%, 11/1/20	8,295	8,389
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 192, Cl. IO, 99.999%, 2/1/28[3]	117,449	22,329
Series 205, Cl. IO, 37.072%, 9/1/29[3]	767,718	169,018
Series 206, Cl. IO, 99.999%, 12/15/29[3]	49,099	13,607
Series 243, Cl. 6, 0.00%, 12/15/32[3,4]	275,102	49,398
Federal Home Loan Mortgage Corp., Mtg.-Linked Amortizing Global Debt
Securities, Series 2012-1, Cl. A10, 2.06%, 1/15/22	39,334,482	39,556,076
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed Security:
Series 216, Cl. PO, 13.652%, 12/1/31[5]	168,199	148,768
Series 219, Cl. PO, 13.742%, 3/1/32[5]	486,237	433,580
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1095, Cl. D, 1.809%, 6/15/21[2]	1,175	1,175
Series 151, Cl. F, 9.00%, 5/15/21	5,153	5,527
Series 1695, Cl. F, 2.015%, 3/15/24[2]	594,246	611,323
Series 2035, Cl. PC, 6.95%, 3/15/28	441,706	495,894
Series 2084, Cl. ZC, 6.50%, 8/15/28	227,710	252,687
Series 2116, Cl. ZA, 6.00%, 1/15/29	280,342	310,980
Series 2122, Cl. FD, 1.509%, 2/15/29[2]	348,359	348,142
Series 2132, Cl. FN, 1.951%, 3/15/29[2]	466,672	477,231
Series 2148, Cl. ZA, 6.00%, 4/15/29	458,355	511,598
Series 2195, Cl. LH, 6.50%, 10/15/29	786,648	886,796
Series 2220, Cl. PD, 8.00%, 3/15/30	139,221	164,731
Series 2281, Cl. Z, 6.50%, 2/15/31	1,050,576	1,159,679
Series 2319, Cl. BZ, 6.50%, 5/15/31	1,619,423	1,805,597
Series 2326, Cl. ZP, 6.50%, 6/15/31	393,528	437,762
Series 2344, Cl. FP, 2.109%, 8/15/31[2]	255,250	262,265
Series 2392, Cl. FB, 1.759%, 1/15/29[2]	76,108	77,324
Series 2396, Cl. FE, 1.759%, 12/15/31[2]	153,022	155,580
Series 2401, Cl. FA, 1.809%, 7/15/29[2]	100,732	102,406
Series 2427, Cl. ZM, 6.50%, 3/15/32	84,816	93,728
Series 2464, Cl. FI, 2.159%, 2/15/32[2]	149,034	152,589
Series 2470, Cl. LF, 2.159%, 2/15/32[2]	152,475	156,111
Series 2471, Cl. FD, 2.159%, 3/15/32[2]	213,472	218,619
Series 2481, Cl. AF, 1.709%, 3/15/32[2]	124,687	126,448
Series 2500, Cl. FD, 1.659%, 3/15/32[2]	231,384	232,729
Series 2504, Cl. FP, 1.659%, 3/15/32[2]	242,716	243,994
Series 2526, Cl. FE, 1.559%, 6/15/29[2]	271,476	271,847
Series 2530, Cl. FD, 1.659%, 2/15/32[2]	297,149	298,683
Series 2538, Cl. F, 1.759%, 12/15/32[2]	31,028	31,489
Series 2550, Cl. FI, 1.509%, 11/15/32[2]	80,863	81,208
Series 2551, Cl. FD, 1.559%, 1/15/33[2]	252,321	252,597

2        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
(Continued)
Series 2564, Cl. MP, 5.00%, 2/15/18	$524,894	$528,241
Series 2585, Cl. HJ, 4.50%, 3/15/18	262,198	268,177
Series 2627, Cl. KM, 4.50%, 6/15/18	113,570	116,161
Series 2630, Cl. MB, 4.50%, 6/15/18	141,326	144,550
Series 2635, Cl. AG, 3.50%, 5/15/32	1,617,493	1,667,303
Series 2668, Cl. AZ, 4.00%, 9/15/18	60,233	61,842
Series 2676, Cl. KY, 5.00%, 9/15/23	741,663	789,873
Series 2707, Cl. QE, 4.50%, 11/15/18	484,930	491,007
Series 2708, Cl. N, 4.00%, 11/15/18	354,089	363,550
Series 2764, Cl. OE, 4.50%, 3/15/19	675,365	683,827
Series 2770, Cl. TW, 4.50%, 3/15/19	1,747,288	1,793,650
Series 2843, Cl. BC, 5.00%, 8/15/19	195,511	198,888
Series 3010, Cl. WB, 4.50%, 7/15/20	993,352	1,017,463
Series 3025, Cl. SJ, 20.501%, 8/15/35[2]	74,964	110,879
Series 3134, Cl. FA, 1.459%, 3/15/36[2]	4,117,068	4,104,989
Series 3342, Cl. FT, 1.609%, 7/15/37[2]	558,734	561,148
Series 3645, Cl. EH, 3.00%, 12/15/20	1,620,914	1,636,431
Series 3659, Cl. DE, 2.00%, 3/15/19	417,510	417,585
Series 3740, Cl. NP, 2.00%, 1/15/37	1,624,699	1,626,706
Series 3741, Cl. PA, 2.15%, 2/15/35	1,683,684	1,686,669
Series 3804, Cl. WJ, 3.50%, 3/15/39	1,447,121	1,461,246
Series 3805, Cl. AK, 3.50%, 4/15/24	36,858	36,890
Series 3815, Cl. BD, 3.00%, 10/15/20	143,891	144,687
Series 3822, Cl. JA, 5.00%, 6/15/40	113,249	117,588
Series 3840, Cl. CA, 2.00%, 9/15/18	97,968	97,955
Series 3848, Cl. WL, 4.00%, 4/15/40	1,588,417	1,639,572
Series 3857, Cl. GL, 3.00%, 5/15/40	1,587,080	1,622,135
Series 3887, Cl. NC, 3.00%, 7/15/26	654,592	659,740
Series 3917, Cl. BA, 4.00%, 6/15/38	704,151	725,044
Series 3935, Cl. NA, 3.50%, 10/15/26	3,769,589	3,865,155
Series 4016, Cl. AB, 2.00%, 9/15/25[6]	9,328,208	9,365,621
Series 4109, Cl. KD, 3.00%, 5/15/32	736,831	742,112
Series 4221, Cl. HJ, 1.50%, 7/15/23	8,362,545	8,322,268
Series 4350, Cl. CA, 2.00%, 10/15/19	693,619	695,356
Series 4399, Cl. A, 2.50%, 7/15/24	1,499,068	1,503,110
Series 4446, Cl. PL, 2.50%, 7/15/38	3,695,023	3,711,549
Series 4459, Cl. ND, 5.50%, 4/15/25	1,317,808	1,330,342
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed Security:
Series 2074, Cl. S, 99.999%, 7/17/28[3]	178,374	27,213
Series 2079, Cl. S, 99.999%, 7/17/28[3]	309,843	47,409
Series 2493, Cl. S, 14.605%, 9/15/29[3]	203,709	44,992
Series 2526, Cl. SE, 47.808%, 6/15/29[3]	375,078	71,375
Series 2795, Cl. SH, 99.999%, 3/15/24[3]	2,476,251	254,457
Series 2796, Cl. SD, 91.359%, 7/15/26[3]	92,255	12,966
Series 2920, Cl. S, 21.446%, 1/15/35[3]	2,162,516	371,404
Series 2922, Cl. SE, 22.00%, 2/15/35[3]	381,967	73,881

3        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 2981, Cl. AS, 8.685%, 5/15/35[3]	$756,098	$116,146
Series 3397, Cl. GS, 0.00%, 12/15/37[3,4]	47,875	8,611
Series 3424, Cl. EI, 0.00%, 4/15/38[3,4]	88,014	9,160
Series 3450, Cl. BI, 16.856%, 5/15/38[3]	2,319,498	373,196
Series 3606, Cl. SN, 23.434%, 12/15/39[3]	665,639	109,247
Federal Home Loan Mortgage Corp., Stripped Mtg.-Backed Security, Series 237, Cl. F16, 1.659%, 5/15/36[2]	2,045,038	2,058,337
Federal National Mortgage Assn.:
3.50%, 8/1/47[6]	45,020,000	46,147,663
3.50%, 7/1/32[6]	15,260,000	15,876,953
4.00%, 8/1/47[6]	98,365,000	103,212,164
4.50%, 8/1/47[6]	55,120,000	59,051,564
Federal National Mortgage Assn. Pool:
3.07%, 10/1/18	1,626,533	1,645,250
3.50%, 8/1/40	1,230,455	1,271,137
4.50%, 9/1/18-1/1/27	7,623,772	7,821,375
4.88%, 9/1/19	3,565,256	3,777,222
5.00%, 2/1/18-3/1/25	15,682,025	16,158,632
5.50%, 9/1/19-9/1/25	40,049,694	42,092,130
6.00%, 3/1/18-2/1/40	31,037,944	33,219,727
6.50%, 4/1/18-1/1/34	5,368,270	6,094,793
7.00%, 11/1/17-2/1/36	4,491,842	5,209,797
7.50%, 2/1/27-8/1/33	6,064,895	7,149,360
8.50%, 7/1/32	44,533	48,133
9.00%, 8/1/19	1,566	1,625
9.50%, 11/1/21	526	550
11.00%, 5/20/19-7/20/19	624	631
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 221, Cl. 2, 99.999%, 5/25/23[3]	467,301	73,211
Series 254, Cl. 2, 99.999%, 1/25/24[3]	633,667	110,227
Series 294, Cl. 2, 99.999%, 2/25/28[3]	819,873	195,404
Series 301, Cl. 2, 10.073%, 4/25/29[3]	309,074	73,294
Series 321, Cl. 2, 18.433%, 4/25/32[3]	1,835,485	408,679
Series 324, Cl. 2, 0.00%, 7/25/32[3,4]	634,740	144,790
Series 331, Cl. 10, 0.00%, 2/25/33[3,4]	955,203	190,454
Series 331, Cl. 4, 7.662%, 2/25/33[3]	678,641	128,590
Series 331, Cl. 5, 0.00%, 2/25/33[3,4]	1,052,915	199,794
Series 331, Cl. 6, 0.00%, 2/25/33[3,4]	1,031,774	220,083
Series 334, Cl. 10, 2.71%, 2/25/33[3]	410,662	74,243
Series 339, Cl. 15, 3.688%, 10/25/33[3]	352,543	75,623
Series 339, Cl. 7, 0.00%, 11/25/33[3,4]	680,055	134,566
Series 351, Cl. 8, 0.00%, 4/25/34[3,4]	700,749	141,533
Series 356, Cl. 10, 0.00%, 6/25/35[3,4]	502,614	100,341
Series 356, Cl. 12, 0.00%, 2/25/35[3,4]	245,779	54,483
Series 362, Cl. 13, 0.00%, 8/25/35[3,4]	734,519	149,733
Series 364, Cl. 15, 0.00%, 9/25/35[3,4]	384,682	80,270

4        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed
Security, Series 327, Cl. 1, 11.35%, 9/25/32[5]	$136,310	$120,033
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1988-7, Cl. Z, 9.25%, 4/25/18	1,503	1,524
Series 1991-109, Cl. Z, 8.50%, 9/25/21	6,621	7,114
Series 1997-16, Cl. PD, 7.00%, 3/18/27	646,382	719,309
Series 1998-59, Cl. Z, 6.50%, 10/25/28	73,405	81,439
Series 1999-54, Cl. LH, 6.50%, 11/25/29	379,751	426,050
Series 2001-69, Cl. PF, 2.216%, 12/25/31[2]	373,505	382,300
Series 2002-29, Cl. F, 2.216%, 4/25/32[2]	166,785	170,876
Series 2002-39, Cl. FD, 2.209%, 3/18/32[2]	360,896	372,276
Series 2002-52, Cl. FD, 1.716%, 9/25/32[2]	300,865	302,531
Series 2002-53, Cl. FY, 1.716%, 8/25/32[2]	198,242	198,851
Series 2002-64, Cl. FJ, 2.216%, 4/25/32[2]	51,400	52,661
Series 2002-65, Cl. FB, 2.216%, 7/25/32[2]	302,349	309,651
Series 2002-68, Cl. FH, 1.709%, 10/18/32[2]	103,904	104,396
Series 2002-77, Cl. TF, 2.209%, 12/18/32[2]	616,856	631,507
Series 2002-82, Cl. FE, 2.216%, 12/25/32[2]	281,231	288,172
Series 2002-90, Cl. FJ, 1.716%, 9/25/32[2]	112,787	113,258
Series 2002-90, Cl. FM, 1.716%, 9/25/32[2]	108,449	108,902
Series 2003-100, Cl. PA, 5.00%, 10/25/18	1,037,253	1,049,609
Series 2003-112, Cl. AN, 4.00%, 11/25/18	225,717	227,561
Series 2003-116, Cl. FA, 1.616%, 11/25/33[2]	184,882	185,109
Series 2003-119, Cl. FK, 1.716%, 5/25/18[2]	133,426	133,556
Series 2003-130, Cl. CS, 11.668%, 12/25/33[2]	269,559	294,667
Series 2003-21, Cl. FK, 1.616%, 3/25/33[2]	16,925	16,950
Series 2003-26, Cl. XF, 1.666%, 3/25/23[2]	295,260	295,722
Series 2003-44, Cl. CB, 4.25%, 3/25/33	27,306	27,348
Series 2003-84, Cl. GE, 4.50%, 9/25/18	222,635	225,115
Series 2004-25, Cl. PC, 5.50%, 1/25/34	264,297	270,213
Series 2004-72, Cl. FB, 1.716%, 9/25/34[2]	1,688,899	1,696,560
Series 2005-109, Cl. AH, 5.50%, 12/25/25	3,213,714	3,409,155
Series 2005-45, Cl. XA, 1.556%, 6/25/35[2]	2,475,961	2,478,065
Series 2005-67, Cl. BF, 1.566%, 8/25/35[2]	999,254	998,515
Series 2005-85, Cl. FA, 1.566%, 10/25/35[2]	1,988,777	1,989,443
Series 2006-11, Cl. PS, 20.108%, 3/25/36[2]	332,263	481,366
Series 2006-46, Cl. SW, 19.74%, 6/25/36[2]	292,508	423,135
Series 2006-50, Cl. KS, 19.741%, 6/25/36[2]	226,361	324,163
Series 2006-50, Cl. SK, 19.741%, 6/25/36[2]	85,887	118,246
Series 2007-113, Cl. DB, 4.50%, 12/25/22	4,262,401	4,367,233
Series 2007-79, Cl. FA, 1.666%, 8/25/37[2]	566,791	567,500
Series 2008-14, Cl. BA, 4.25%, 3/25/23	311,081	315,079
Series 2008-15, Cl. JN, 4.50%, 2/25/23	1,636,708	1,667,846
Series 2008-24, Cl. DY, 5.00%, 4/25/23	151,601	155,138
Series 2008-75, Cl. DB, 4.50%, 9/25/23	659,027	666,629
Series 2008-77, Cl. EB, 4.50%, 9/25/23	1,010,178	1,038,036
Series 2009-113, Cl. DB, 3.00%, 12/25/20	2,478,780	2,496,087
Series 2009-114, Cl. AC, 2.50%, 12/25/23	14,638	14,629
Series 2009-36, Cl. FA, 2.156%, 6/25/37[2]	2,660,865	2,718,093

5        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
(Continued)
Series 2009-37, Cl. HA, 4.00%, 4/25/19	$1,315,903	$1,323,546
Series 2009-70, Cl. NL, 3.00%, 8/25/19	1,258,216	1,264,053
Series 2009-70, Cl. NT, 4.00%, 8/25/19	211,875	213,720
Series 2009-70, Cl. TL, 4.00%, 8/25/19	858,179	863,577
Series 2010-43, Cl. KG, 3.00%, 1/25/21	348,863	352,164
Series 2010-99, Cl. DP, 3.00%, 8/25/39	3,706,949	3,748,866
Series 2011-104, Cl. MA, 2.50%, 10/25/26	457,546	463,068
Series 2011-122, Cl. EC, 1.50%, 1/25/20	1,577,839	1,573,099
Series 2011-15, Cl. DA, 4.00%, 3/25/41	1,207,008	1,245,142
Series 2011-3, Cl. EL, 3.00%, 5/25/20	3,896,043	3,920,935
Series 2011-3, Cl. KA, 5.00%, 4/25/40	1,784,551	1,909,529
Series 2011-38, Cl. AH, 2.75%, 5/25/20	100,534	100,901
Series 2011-44, Cl. EA, 3.00%, 6/25/24	308,331	311,527
Series 2011-45, Cl. NG, 3.00%, 3/25/25	291,416	295,767
Series 2011-45, Cl. TE, 3.00%, 3/25/25	585,250	594,693
Series 2011-58, Cl. AC, 2.50%, 6/25/24	1,199,132	1,205,279
Series 2011-6, Cl. BA, 2.75%, 6/25/20	697,807	703,281
Series 2011-69, Cl. EA, 3.00%, 11/25/29	136,348	136,366
Series 2011-82, Cl. AD, 4.00%, 8/25/26	1,048,928	1,063,310
Series 2011-88, Cl. AB, 2.50%, 9/25/26	229,386	230,403
Series 2011-90, Cl. AL, 3.50%, 9/25/23	1,186,945	1,214,954
Series 2012-20, Cl. FD, 1.616%, 3/25/42[2]	507,686	508,137
Series 2013-100, Cl. CA, 4.00%, 3/25/39	10,316,041	10,729,491
Series 2013-22, Cl. JA, 3.50%, 3/25/43	1,636,768	1,666,088
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-
Only Stripped Mtg.-Backed Security:
Series 2001-63, Cl. SD, 35.271%, 12/18/31[3]	268,181	52,295
Series 2001-68, Cl. SC, 22.19%, 11/25/31[3]	242,842	47,790
Series 2001-81, Cl. S, 6.635%, 1/25/32[3]	177,441	34,278
Series 2002-28, Cl. SA, 5.831%, 4/25/32[3]	176,163	33,260
Series 2002-38, Cl. SO, 13.175%, 4/25/32[3]	326,419	58,416
Series 2002-39, Cl. SD, 34.052%, 3/18/32[3]	350,259	72,456
Series 2002-48, Cl. S, 11.507%, 7/25/32[3]	285,700	57,248
Series 2002-52, Cl. SD, 37.065%, 9/25/32[3]	300,865	57,722
Series 2002-52, Cl. SL, 6.873%, 9/25/32[3]	183,954	35,907
Series 2002-53, Cl. SK, 36.373%, 4/25/32[3]	204,369	43,205
Series 2002-56, Cl. SN, 11.18%, 7/25/32[3]	388,029	77,752
Series 2002-60, Cl. SM, 0.00%, 8/25/32[3,4]	476,764	80,141
Series 2002-77, Cl. IS, 32.487%, 12/18/32[3]	467,223	98,235
Series 2002-77, Cl. SH, 14.017%, 12/18/32[3]	250,156	49,567
Series 2002-9, Cl. MS, 7.127%, 3/25/32[3]	286,248	57,411
Series 2003-33, Cl. IA, 5.786%, 5/25/33[3]	57,712	14,287
Series 2003-33, Cl. SP, 11.087%, 5/25/33[3]	637,819	148,499
Series 2003-4, Cl. S, 5.173%, 2/25/33[3]	349,463	75,818
Series 2005-12, Cl. SC, 29.538%, 3/25/35[3]	176,470	28,382
Series 2005-14, Cl. SE, 21.85%, 3/25/35[3]	2,601,806	405,530
Series 2005-40, Cl. SA, 37.034%, 5/25/35[3]	1,117,505	172,268

6        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-
Only Stripped Mtg.-Backed Security: (Continued)
Series 2005-52, Cl. JH, 42.377%, 5/25/35[3]	$570,261	$85,353
Series 2005-63, Cl. SA, 7.434%, 10/25/31[3]	945,437	165,337
Series 2005-63, Cl. X, 38.272%, 10/25/31[3]	11,192	324
Series 2008-55, Cl. SA, 0.00%, 7/25/38[3,4]	13,110	1,551
Series 2009-8, Cl. BS, 0.00%, 2/25/24[3,4]	37,866	1,644
Series 2009-85, Cl. IO, 0.00%, 10/25/24[3,4]	96,237	940
Series 2011-96, Cl. SA, 12.01%, 10/25/41[3]	486,298	86,085
Series 2012-134, Cl. SA, 7.155%, 12/25/42[3]	1,500,730	311,952
Series 2012-40, Cl. PI, 6.197%, 4/25/41[3]	231,028	34,900
Series 2013-2, Cl. IA, 8.29%, 2/25/43[3]	1,076,626	207,530
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 1999-3, Cl. IO, 0.00%, 10/15/29[3,4]	14,082,807	50,133
Series 2001-3, Cl. IO, 0.00%, 10/15/31[3,4]	6,446,555	28,527
Series 2002-2, Cl. IO, 1.609%, 1/15/32[3]	16,908,241	79,225
Series 2002-3, Cl. IO, 4.587%, 8/15/32[3]	22,959,011	336,875
Series 2003-1, Cl. IO, 5.477%, 11/15/32[3]	34,074,016	258,278
		541,034,425
GNMA/Guaranteed—1.3%
Government National Mortgage Assn. I Pool:
6.50%, 1/15/24	37,444	40,964
7.00%, 1/15/28-9/15/29	299,602	327,768
7.50%, 6/15/28-8/15/28	316,087	324,995
8.00%, 9/15/28	6,759	6,782
8.50%, 8/15/17-12/15/17	21	21
9.50%, 9/15/17	69	70
10.50%, 12/15/17-1/15/21	5,523	5,548
Government National Mortgage Assn. II Pool:
4.00%, 8/1/47[6]	8,405,000	8,831,814
7.00%, 1/20/30	27,695	32,714
11.00%, 10/20/19	5,513	5,541
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2002-76, Cl. SG, 32.014%, 10/16/29[3]	150,140	32,649
Series 2011-52, Cl. HS, 29.674%, 4/16/41[3]	3,559,284	552,584
Government National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 2003-92, Cl. CA, 4.771%, 7/17/33	1,067,329	1,123,616
Series 2009-66, Cl. CD, 2.50%, 8/16/39	33,389	33,593
Series 2010-55, Cl. QN, 3.00%, 10/20/37	192,242	192,190
Series 2014-167, Cl. WF, 1.501%, 7/20/44[2]	2,459,485	2,459,739
		13,970,588
Other Agency—0.2%
Federal Home Loan Bank, Series 00-1372, Cl. 1, 4.75%, 5/18/18	2,540,533	2,600,686

7        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Non-Agency—16.3%
Commercial—15.2%
BCAP LLC Trust:
Series 2011-R11, Cl. 18A5, 2.69%, 9/26/35[1,2]	$633,244	$635,963
Series 2012-RR2, Cl. 6A3, 3.209%, 9/26/35[1,2]	195,513	195,798
Series 2012-RR6, Cl. RR6, 2.054%, 11/26/36[1]	1,869,856	1,858,141
COMM Mortgage Trust, Series 2013-CR7, Cl. D, 4.471%, 3/10/46[1,2]	2,025,000	1,594,271
Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates:
Series K010, Cl. A1, 3.32%, 7/25/20	4,204,791	4,238,021
Series K035, Cl. A1, 2.615%, 3/25/23	7,109,065	7,228,813
Series K040, Cl. A1, 2.768%, 4/25/24	13,478,126	13,760,881
Series K041, Cl. A1, 2.72%, 8/25/24	10,790,678	10,998,998
Series K042, Cl. A1, 2.267%, 6/25/24	5,553,393	5,554,653
Series K043, Cl. A1, 2.532%, 10/25/23	7,156,788	7,268,751
Series K044, Cl. A1, 2.321%, 3/25/24	13,979,987	14,011,355
Series K045, Cl. A1, 2.493%, 11/25/24	11,157,567	11,281,476
Series K046, Cl. A1, 2.697%, 1/25/25	9,555,622	9,739,084
Series K047, Cl. A1, 2.827%, 12/25/24	11,467,818	11,733,197
Series K048, Cl. A1, 2.689%, 12/25/24	9,453,119	9,619,157
Series K053, Cl. A1, 2.548%, 2/25/25	2,698,840	2,730,503
Series K701, Cl. A2, 3.882%, 11/25/17[2]	3,875,201	3,886,463
Series K707, Cl. A2, 2.22%, 12/25/18[6]	20,000,000	20,143,412
Federal National Mortgage Assn., Alternative Credit Enhancement Securities, Series 2016-M5, Cl. A1, 2.073%, 4/25/26	1,305,855	1,279,882
FREMF Mortgage Trust:
Series 2011-K702, Cl. B, 4.93%, 4/25/44[1,2]	410,000	416,662
Series 2013-K25, Cl. C, 3.744%, 11/25/45[1,2]	805,000	810,229
Series 2013-K26, Cl. C, 3.722%, 12/25/45[1,2]	550,000	549,128
Series 2013-K27, Cl. C, 3.617%, 1/25/46[1,2]	850,000	843,815
Series 2014-K36, Cl. C, 4.50%, 12/25/46[1,2]	3,250,000	3,328,837
Series 2014-K38, Cl. C, 4.79%, 6/25/47[1,2]	5,250,000	5,457,514
Series 2014-K714, Cl. C, 3.98%, 1/25/47[1,2]	2,500,000	2,537,935
Series 2014-K715, Cl. C, 4.267%, 2/25/46[1,2]	2,205,000	2,255,784
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Cl. 2A2, 3.081%, 4/21/34[2]	534,210	544,864
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Cl. D, 4.515%, 8/15/46[1,2]	1,700,000	1,459,406
Morgan Stanley Re-Remic Trust, Series 2012-R3, Cl. 1A, 2.708%, 11/26/36[1,2]	2,483,914	2,460,530
Morgan Stanley Resecuritization Trust, Series 2013-R9, Cl. 3A, 2.50%, 6/26/46[1,2]	1,202,542	1,203,498
NCUA Guaranteed Notes Trust, Series 2010-A1, Cl. A, 1.446%, 12/7/20[2]	3,195,419	3,201,325
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-10, Cl. 2A, 3.284%, 8/25/34[2]	722,242	724,253
		163,552,599
Residential—1.1%
Bear Stearns ARM Trust, Series 2005-2, Cl. A1, 3.26%, 3/25/35[2]	1,409,607	1,425,997
Citigroup Mortgage Loan Trust, Inc.:
Series 2012-8, Cl. 1A1, 3.191%, 10/25/35[1,2]	1,432,557	1,439,389

8        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Principal Amount	Value
Residential (Continued)
Citigroup Mortgage Loan Trust, Inc.: (Continued)
Series 2014-8, Cl. 1A1, 1.502%, 7/20/36[1,2]	$2,869,864	$2,861,229
Connecticut Avenue Securities, Series 2017-C03, Cl. 1M1, 2.166%, 10/25/29[2]	802,652	806,776
GSR Mortgage Loan Trust, Series 2005-AR4, Cl. 6A1, 3.525%, 7/25/35[2]	829,009	833,848
Merrill Lynch Mortgage Investors Trust, Series 2005-A1, Cl. 2A1, 3.067%, 12/25/34[2]	634,636	649,037
RALI Trust:
Series 2006-QS13, Cl. 1A8, 6.00%, 9/25/36	83,859	74,077
Series 2007-QS6, Cl. A28, 5.75%, 4/25/37	1,211,396	1,088,961
Structured Agency Credit Risk Debt Nts., Series 2016-HQA1, Cl. M1, 2.966%, 9/25/28[2]	1,766,109	1,775,919
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR10, Cl. A7, 2.838%, 10/25/33[2]	613,846	629,002

		11,584,235

Total Mortgage-Backed Obligations (Cost $727,600,211)		732,742,533

U.S. Government Obligations—40.3%
Federal Home Loan Mortgage Corp. Nts.:
1.375%, 4/20/20	180,198,000	179,192,135
1.50%, 1/17/20	92,400,000	92,282,652
Federal National Mortgage Assn. Nts.:
1.875%, 4/5/22	80,000,000	79,796,960
1.875%, 9/24/26	4,158,000	3,948,100
2.00%, 1/5/22	20,000,000	20,078,000
United States Treasury Nts.:
1.50%, 4/15/20	10,650,000	10,643,344
1.75%, 10/31/20[7,8]	39,215,000	39,382,722
2.25%, 11/30/17	6,000,000	6,027,606

Total U.S. Government Obligations (Cost $431,854,055)		431,351,519

	Shares
Investment Company—0.1%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 0.86%[9,10] (Cost $1,000,000)	1,000,000	1,000,000
Total Investments, at Value (Cost $1,216,884,281)	114.1%	1,221,765,650
Net Other Assets (Liabilities)	(14.1)	(151,394,679)

Net Assets	100.0%	$1,070,370,971

Footnotes to Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $61,344,930 or 5.73% of the Fund’s net assets at period end.

2. Represents the current interest rate for a variable or increasing rate security.

9        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.

These securities amount to $8,264,081 or 0.77% of the Fund’s net assets at period end.

4. Interest rate is less than 0.0005%.

5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.

These securities amount to $702,381 or 0.07% of the Fund’s net assets at period end.

6. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Notes.

7. All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $3,019,861. See Note 6 of the accompanying Notes.

8. All or a portion of the security position has been pledged for collateral in association with forward roll transactions.

9. Rate shown is the 7-day yield at period end.

10. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares September 30, 2016	Gross Additions	Gross Reductions	Shares June 30, 2017
Oppenheimer Institutional Government Money Market Fund, Cl. E	—	1,000,000	—	1,000,000

			Value	Income
Oppenheimer Institutional Government Money Market Fund, Cl. E			$1,000,000	$3,242

Futures Contracts as of June 30, 2017
Description	Exchange	Buy/Sell	Expiration Date	Number of Contracts	Value	Unrealized Appreciation (Depreciation)
United States Treasury Long Bonds	CBT	Buy	9/20/17	13	$1,997,938	$ (522)
United States Treasury Nts., 10 yr.	CBT	Sell	9/20/17	1,040	130,552,500	491,594
United States Treasury Nts., 2 yr.	CBT	Sell	9/29/17	1,233	266,462,861	341,325
United States Treasury Nts., 5 yr.	CBT	Sell	9/29/17	507	59,742,821	108,205
United States Ultra Bonds	CBT	Buy	9/20/17	4	663,500	10,726

						$ 951,328

10        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Glossary:

Exchange Abbreviations

CBT                       Chicago Board of Trade

11        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO STATEMENT OF INVESTMENTS June 30, 2017 Unaudited

1. Organization

Oppenheimer Limited-Term Government Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

    The following methodologies are used to determine the market value or the fair value of the types of securities described below:

    Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

    Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing

12        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

3. Securities Valuation (Continued)

evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

    Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

    Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

13        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$56,671,598	$—	$56,671,598
Mortgage-Backed Obligations	—	732,742,533	—	732,742,533
U.S. Government Obligations	—	431,351,519	—	431,351,519
Investment Company	1,000,000	—	—	1,000,000

Total Investments, at Value	1,000,000	1,220,765,650	—	1,221,765,650
Other Financial Instruments:
Futures contracts	951,850	—	—	951,850

Total Assets	$1,951,850	$1,220,765,650	$—	$1,222,717,500

Liabilities Table
Other Financial Instruments:
Futures contracts	$(522)	$—	$—	$(522)

Total Liabilities	$(522)	$—	$—	$(522)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

    Each of the Affiliated Funds in which the Fund invests has its own investment risks, and

14        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

4. Investments and Risks (Continued)

those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$642,543,413
Sold securities	386,252,049

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such

15        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

    Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.

    Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

    At period end, the Fund pledged $204,873 of collateral to the counterparty for forward roll transactions.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the

16        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

5. Market Risk Factors (Continued)

direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Use of Derivatives

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

    Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to unanticipated changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

    Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

    The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

17        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund may purchase and/or sell financial futures contracts and options on futures contracts to gain exposure to, or decrease exposure to interest rate risk, equity risk, foreign exchange rate risk, volatility risk, or commodity risk.

During the reporting period, the Fund had an ending monthly average market value of $8,931,092 and $368,869,324 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Option Activity

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security, currency or other underlying financial instrument at a fixed price, upon exercise of the option.

Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally cleared through a clearinghouse (such as The Options Clearing Corporation). The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the

18        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

6. Use of Derivatives (Continued)

annual and semiannual reports.

Interest Rate Options. The Fund may purchase or write call and put options on treasury and/or euro futures to increase or decrease exposure to interest rate risk. A purchased call or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

During the reporting period, the Fund had an ending monthly average market value of $44,806 on purchased put options.

At period end, the Fund had no purchased options outstanding.

Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateral accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.

The risk in writing a call option is that the market price of the security increases and if the option is exercised, the Fund must either purchase the security at a higher price for delivery or, if the Fund owns the underlying security, give up the opportunity for profit. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

During the reporting period, the Fund had an ending monthly average market value of $19,968 on written put options.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

At period end, the Fund had no written options outstanding.

Written option activity for the reporting period was as follows:

	Number of Contracts	Amount of Premiums
Options outstanding as of September 30, 2016	32,040,000	$ 240,300
Options exercised	(32,040,000)	(240,300)

Options outstanding as of June 30, 2017	—	$ —

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC

19        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform.

To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps, options, swaptions, and forward currency exchange contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination

20        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

6. Use of Derivatives (Continued)

fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities in the annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g. $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

7. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,216,884,281
Federal tax cost of other investments	(455,048,072)

Total federal tax cost	$761,836,209

Gross unrealized appreciation	$11,422,078
Gross unrealized depreciation	(5,589,381)

Net unrealized appreciation	$5,832,697

21        OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 6/30/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited-Term Government Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	8/15/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	8/15/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	8/15/2017